Premises and Equipment - Major Classes of Premises and Equipment and the Total Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 24,442	$ 22,487
Less accumulated depreciation	9,584	8,706
Net fixed assets	14,858	13,781
Land [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	3,302	3,454
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	12,701	11,096
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total fixed assets	$ 8,439	$ 7,937